Income Taxes (Deferred Taxes Net Of Valuation Allowances) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 195,000	$ 255,000
Accrued vacation	465,000	495,000
Net current deferred tax assets	660,000	750,000
Depreciation	(1,077,000)	(1,345,000)
Postretirement benefits	10,032,000	14,594,000
Pension liability	3,268,000	5,354,000
Unrealized holding gains	(6,744,000)	(6,600,000)
Tax carryforwards	917,000	978,000
Alternative minimum tax credit	92,000	352,000
Impairment on investments	719,000	719,000
Other, net	972,577	912,458
Net long-term deferred tax assets	8,179,577	14,964,458
Valuation allowances	$ 2,052,000	$ 2,052,000